Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018

Profit before income tax from continuing operations	878,629	817,103	725,842

Tax at 25%	219,657	204,276	181,461
Permanent differences	(7,181)	6,104	(2,000)
Effect of different tax rates	(30,686)	(22,564)	(29,543)
Tax credits (deductions)	(14,980)	(12,702)	(18,226)
Prior year income tax expense	517	(3,722)	381
Other income tax expenses/(income)	2,312	(2,933)	(637)
Total income tax expense	169,639	168,459	131,436

Deferred tax	43,138	58,275	(21,189)
Current tax	126,501	110,184	152,625
Total income tax expense	169,639	168,459	131,436

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2020	31/12/2019	31/12/2018

Assets
Provisions	3,942	6,228	7,936
Inventories	59,129	51,838	41,029
Tax credits (deductions)	57,896	61,476	57,357
Tax loss carryforwards	53,063	36,066	32,769
Other	11,004	6,531	8,611
Subtotal, assets	185,034	162,139	147,702
Goodwill	(30,040)	(27,721)	(24,691)
Fixed assets, amortisation and depreciation	(3,011)	(2,821)	(3,922)
Intangible assets	(2,062)	(8,573)	(6,550)
Subtotal, net liabilities	(35,113)	(39,115)	(35,163)
Deferred assets, net	149,921	123,024	112,539

Liabilities
Goodwill	(215,907)	(194,964)	(150,644)
Intangible assets	(270,145)	(214,993)	(220,752)
Fixed assets	(78,325)	(88,498)	(99,819)
Debt cancellation costs	(66,720)	(65,967)	(42,319)
Subtotal, liabilities	(631,097)	(564,422)	(513,534)
Tax loss carryforwards	12,024	24,734	20,833
Inventories	1,673	2,408	5,644
Provisions	36,663	39,366	53,290
Other	23,924	34,087	29,369
Subtotal, net assets	74,284	100,595	109,135
Net deferred Liabilities	(556,813)	(463,827)	(404,398)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2020	31/12/2019	31/12/2018
Balance at 1 January	(340,803)	(291,859)	(322,755)
Movements during the year	(43,138)	(58,275)	21,189
Business combination (note 3)	(47,988)	—	21,328
Translation differences	25,037	9,331	(11,621)
Balance at 31 December	(406,892)	(340,803)	(291,859)

Schedule of details about deferred tax assets and liabilities by jurisdiction

Detail of assets and liabilities by jurisdiction at 31 December 2020 are as follows:

	USA	Spain	Other	Total
	31/12/2020	31/12/2020	31/12/2020	31/12/2020

Net deferred tax	(466,961)	(36,298)	(26,616)	(529,875)
Tax credit rigths	—	57,861	35	57,896
Tax loss carryforwards	21,277	4,928	38,882	65,087

	(445,684)	26,491	12,301	(406,892)

Detail of assets and liabilities by jurisdiction at 31 December 2019 are as follows:

	USA	Spain	Other	Total
	31/12/2019	31/12/2019	31/12/2019	31/12/2019

Net deferred tax	(392,040)	(35,117)	(35,921)	(463,078)
Tax loss carryforwards	54,340	5,162	1,297	60,799
Tax credit rigths	—	61,476	—	61,476

	(337,700)	31,521	(34,624)	(340,803)

Detail of assets and liabilities by jurisdiction at 31 December 2018 are as follows:

	USA	Spain	Other	Total
	31/12/2018	31/12/2018	31/12/2018	31/12/2018

Net deferred tax	(353,116)	(34,441)	(15,260)	(402,817)
Tax credit rigths	46,722	5,669	1,210	53,601
Tax loss carryforwards	—	57,357	—	57,357

	(306,394)	28,585	(14,050)	(291,859)